Key Management Remuneration	12 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Key Management Remuneration	Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2024 £’000	2023 £’000	2022 £’000

Remuneration paid	£1,232	£1,338	£1,838
Company contributions to pension scheme	58	72	85
Share-based compensation expense	2,368	3,755	3,732
Total	£3,658	£5,165	£5,655

Emoluments of highest paid director:
Remuneration paid	£513	£612	£1,013
Company contributions to pension scheme	32	48	65
Share-based compensation expense	1,149	2,135	2,068
Total	£1,694	£2,795	£3,146
There was one director who was a member of a pension scheme during the year (2023: 1; 2022: 1).
The highest paid director exercised 37,565 options during the year (2023: 56,715, 2022: 47,787) and was granted 95,614 options under a long term incentive plan (2023: 53,762, 2022: 35,795).
The total gains on the exercise of share options by the Directors amounted to £3.0 million (2023: £5.6 million).